Commitments and contingencies (Tables)	12 Months Ended
Jun. 30, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of operating lease by lessee
The future aggregate minimum payments are as follows:

	Operating Leases	Capital Leases	Total
	$	$	$

Less than 1 year	8,137	3,362	11,499
1 to 5 years	21,271	3,227	24,498
Beyond 5 years	11,065	—	11,065
Total	40,473	6,589	47,062